OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Payables to non-trade vendors and service providers	$ 1,335,656	$ 3,102,018
Salary payables	216,635	393,944
Other miscellaneous payables	294,626	132,847
Total other payables and accrued liabilities	$ 1,846,917	$ 3,628,809